January 23, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention: Larry Greene

        Re:  Advantage Advisers Multi-Sector Fund I
             (SEC FILE NOS. 333-67926, 811-10473)
             ------------------------------------

Dear Mr. Greene:

                  On behalf of Advantage Advisers Multi-Sector Fund I, a Delaware statutory trust (the "Fund"), please find transmitted herewith Post-Effective Amendment No. 12 to the Fund's registration statement ("Amendment No. 12") filed on January 23, 2009, pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the General Rules and Regulations thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations thereunder.

                  Amendment No. 12 is being filed pursuant to Rule 486(b) of the Securities Act. Pursuant thereto, the Fund has designated January 31, 2009 as the date upon which Amendment No. 12 is scheduled to automatically become effective. The Fund certifies that Amendment No. 12 is made for no purpose other than to update the financial statements pursuant to Section 10(a)(3) of the Securities Act and/or Rule 3-18 of Regulation S-X, and to make non-material changes which the Fund deems appropriate. Amendment No. 12 does not contain disclosure which would render it ineligible to become effective under Rule 486(b).

                  If you have any questions or require any further information with respect to Amendment No. 12 or any other matter relating to the Fund, please call the undersigned at (617) 573-4814.

                                          Very truly yours,

                                          /s/ Thomas A. DeCapo
                                          --------------------
                                          Thomas A. DeCapo

cc:  Bryan McKigney
     Deborah Kaback